Statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Profit (loss) after tax from continuing operations	R$ 44,232	R$ (360,986)	R$ (210,447)
Profit (loss) after tax from discontinued operations	8,033	41	(4,521)
Profit (loss) for the year	52,265	(360,945)	(214,968)
Adjustments to reconcile profit (loss) for the year to net cash flows:
Depreciation, amortization and depletion	137,045	164,623	147,247
Allowance for doubtful accounts	1,906	(12,843)	(15,175)
Residual value on disposal of PP&E/intangible assets	22,701	3,694	18,131
Share of (loss) profit of an associate	1,020	(10,152)	(11,085)
Goodwill and PP&E impairment	37,185	44,790	14,842
Provision for income and social contribution taxes	18,263	55,435	5,762
Deferred income and social contribution taxes	(371,084)	49,755	(12,604)
Additions to provision for legal proceedings, net of reversals	56,438	49,316	52,149
Changes in fair value of call option	0	20,865	10,705
Remeasurement of previously held interest in Catanduva	(724)	0	0
Accrual of monetary variation, financial charges and interest	380,156	297,356	307,763
Stock option plan	3,578	28,937	9,151
Working capital adjustments:
Trade accounts receivable	(87,788)	(192,109)	(48,112)
Taxes recoverable	(24,929)	3,646	(16,170)
Inventories	(2,618)	(631)	(2,147)
Advances to suppliers	(1,296)	3,686	6,348
Prepaid expenses	3,267	261	(5,467)
Other receivables	(77)	39,227	(46,569)
Trade accounts payable	19,139	11,962	(8,471)
Labor payable	10,239	9,327	20,375
Tax liabilities	27,263	5,617	12,366
Provision for legal proceedings	(10,794)	(6,546)	(5,884)
Other	(1,990)	17,173	25,639
Related parties	(25,872)	(8,956)	(8,656)
Cash provided by operating activities	243,293	213,488	235,170
Investing activities
Capital contribution in associates	(1,026)	(4,916)	0
Payment for acquisition of subsidiaries	(10,480)	(64,039)	(10,462)
Dividends received from associates	3,389	4,925	12,555
Marketable securities	(28)	41,256	23,493
Cash and cash equivalents acquired through business combination (Note 9)	1,513	0	0
Cash and cash equivalents of UTR (note 2.5 (c))	4,435	0	0
Acquisition of PP&E	(144,977)	(136,431)	(108,975)
Acquisition of Intangible assets	(53,142)	(7,513)	(6,683)
Net cash used in by investing activities	(200,316)	(166,718)	(90,072)
Financing activities
Proceeds from loans and financing	21,640	6,540	42,160
Repayment of loans and financing and debentures	(98,909)	(60,514)	(222,458)
Payment of interest and financial charges	(299,446)	(9,506)	(30,111)
Proceeds and shares obtained in the transaction, net of costs	387,342	0	0
Net cash from (used in) financing activities	10,627	(63,480)	(210,409)
Increase (decrease) in cash and cash equivalents	53,604	(16,710)	(65,311)
Cash and cash equivalents at beginning of year	31,083	47,793	113,104
Cash and cash equivalents at end of year	R$ 84,687	R$ 31,083	R$ 47,793